INVESTMENT MANAGERS SERIES TRUST
235 W. Galena Street
Milwaukee, Wisconsin 53212

April 14, 2017

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust (the “Registrant”)
File No. 333-122901 and 811-21719 on behalf of Oak Ridge Global Resources & Infrastructure Fund

The Registrant is filing Post-Effective Amendment No. 855 to its Registration Statement under Rule 485(a)(2) to create one new series, Oak Ridge Global Resources & Infrastructure Fund.

Please direct your comments to the undersigned at (626) 385-5777. Thank you.

Sincerely,

/s/Diane J. Drake

Diane J. Drake
Investment Managers Series Trust
Secretary